Document and Entity Information	Feb. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	0-26946
Entity Registrant Name	INTEVAC, INC.
Entity Central Index Key	0001001902
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3125814
Entity Address, Address Line One	3560 Bassett Street
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	986-9888
Title of 12(b) Security	Common Stock ($0.001 par value)
Trading Symbol	IVAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false